Net income per common share - Basic and diluted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings per share [abstract]
Basic net income per common share (in usd per share)	$ 1.10	$ 2.43
Diluted net income per common share (in usd per share)	$ 0.93	$ 2.39